LEASES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets and Liabilities, Lessee [Abstract]
Right-of-use assets	$ 873,878
Right-of-use assets, net	873,878	$ 0
Operating lease liabilities - current	269,675	0
Operating lease liabilities - non-current	634,457	$ 0
Total operating lease liabilities	$ 904,132
New York and Shenzhen offices
LEASES
Remaining lease terms		1 year 9 months 18 days
Weighted average discount rate		5.00%
Minimum | New York and Shenzhen offices
LEASES
Remaining lease terms	9 months 29 days
Maximum | New York and Shenzhen offices
LEASES
Remaining lease terms	2 years 9 months